Restatement of previously issued consolidated financial statements - Consolidated statement of cash flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Loss before tax	¥ (244,150)
Adjustments for:
Depreciation and amortization	14,931
Loss on disposal of property and equipment and intangible assets	1,675
COVID-19 related rent concessions from lessors		$ (6,846)	¥ (6,846)
Impairment of trade receivables	528
Share-based compensation	10,514
Foreign exchange losses	2,641
Finance income	(779)
Finance costs	29,503
Change in fair value of warrant liabilities	7,592
Changes in working capital:
(Increase)/decrease in inventories	1,318
(Increase)/decrease in trade receivables, prepayments and other current assets	190,197
Decrease/(increase) in amounts due from related parties	(66,780)
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities	(30,357)
Increase/(decrease) in amounts due to related parties	1,852
Changes in other non-current assets and liabilities	(128)
Interest received	1,011
Net cash flows from/(used in) operating activities	(80,432)
Cash flows from investing activities
Purchases of property and equipment	(43,188)
Purchases of intangible assets	(2,483)
Net cash flows used in investing activities	(45,671)
Cash flows from financing activities
Repayments of interest-bearing bank borrowings			(414,712)
Repayments of loans provided by a related party			(28,900)
Proceeds from subscription of shares			29,557
Lease payments	(9,702)		(217,179)
Net cash flows (used in)/from financing activities	(9,702)		(631,234)
Net decrease in cash and cash equivalents	(135,805)		(685,708)
Effect of foreign exchange rate changes, net	(4,895)		(27,163)
Cash and cash equivalents at beginning of period	1,494,000		1,353,300
Cash and cash equivalents at end of period	1,353,300		640,429
As previously reported
Cash flows from operating activities
Loss before tax	(236,558)
Adjustments for:
Depreciation and amortization	14,931
Loss on disposal of property and equipment and intangible assets	1,675
Impairment of trade receivables	528
Share-based compensation	10,514
Foreign exchange losses	2,641
Finance income	(779)
Finance costs	29,503
Changes in working capital:
(Increase)/decrease in inventories	1,318
(Increase)/decrease in trade receivables, prepayments and other current assets	190,197
Decrease/(increase) in amounts due from related parties	(66,780)
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities	(30,357)
Increase/(decrease) in amounts due to related parties	1,852
Changes in other non-current assets and liabilities	(128)
Interest received	1,011
Net cash flows from/(used in) operating activities	(80,432)
Cash flows from investing activities
Purchases of property and equipment	(43,188)
Purchases of intangible assets	(2,483)
Net cash flows used in investing activities	(45,671)
Cash flows from financing activities
Lease payments	(9,702)
Net cash flows (used in)/from financing activities	(9,702)
Net decrease in cash and cash equivalents	(135,805)
Effect of foreign exchange rate changes, net	(4,895)
Cash and cash equivalents at beginning of period	1,494,000		¥ 1,353,300
Cash and cash equivalents at end of period	1,353,300
Adjustments
Cash flows from operating activities
Loss before tax	(7,592)
Adjustments for:
Change in fair value of warrant liabilities	¥ 7,592